EQUITY ACCOUNTED INVESTMENTS - Schedule of Investment Properties (Details) - Investments accounted for using equity method	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Core Office | United States | Discounted cash flow
Disclosure of detailed information about investment property [line items]
Discount rate	6.80%	6.60%
Terminal capitalization rate	5.00%	5.10%
Investment horizon (yrs)	11 years	10 years
Core Office | Australia | Discounted cash flow
Disclosure of detailed information about investment property [line items]
Discount rate	6.50%	6.70%
Terminal capitalization rate	5.40%	5.70%
Investment horizon (yrs)	10 years	10 years
Core Office | Europe | Discounted cash flow
Disclosure of detailed information about investment property [line items]
Discount rate	4.70%	4.70%
Terminal capitalization rate	4.90%	4.90%
Investment horizon (yrs)	10 years	10 years
Core Retail | United States | Discounted cash flow
Disclosure of detailed information about investment property [line items]
Discount rate	6.30%	6.60%
Terminal capitalization rate	4.80%	5.30%
Investment horizon (yrs)	10 years	11 years
LP Investments - Office | Discounted cash flow
Disclosure of detailed information about investment property [line items]
Discount rate	6.00%	6.90%
Terminal capitalization rate	5.30%	5.20%
Investment horizon (yrs)	10 years	9 years
LP Investments - Retail | Discounted cash flow
Disclosure of detailed information about investment property [line items]
Discount rate	8.30%	8.40%
Terminal capitalization rate	7.10%	7.10%
Investment horizon (yrs)	10 years	10 years
Multifamily | Direct capitalization
Disclosure of detailed information about investment property [line items]
Discount rate	5.20%	5.20%